Retirement-Related Benefits (Changes in Benefit Obliation and Plan Assets, and Funded Status) (Details 5) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012
U.S. Defined Benefit Pension Plans
Changes in benefit obligation
Benefit obligation, balance at beginning of period	$ 51,034		$ 56,810
Interest cost	2,211		1,980		2,196
Actuarial losses/(gains)	6,968		(4,344)
Benefits paid from trust	(3,455)		(3,303)
Direct benefit payments	(114)		(108)
Benefit obligation, balance at end of period	56,643		51,034		56,810
Change in plan assets
Fair value of plan assets, balance at beginning of period	53,954		53,630
Actual return on plan assets	5,274		3,626
Benefits paid from trust	(3,455)		(3,303)
Fair value of plan assets, balance at end of period	55,772		53,954		53,630
Funded status	(871)		2,920
Accumulated benefit obligation	56,643	[1]	51,034	[1]
Non-U.S. Defined Benefit Pension Plans
Changes in benefit obligation
Benefit obligation, balance at beginning of period	48,620		49,319
Service cost	449		501		443
Interest cost	1,533		1,524		1,779
Plan participants' contributions	37		42
Acquisitions/divestitures, net	(90)		89
Actuarial losses/(gains)	6,662		(362)
Benefits paid from trust	(1,985)		(1,920)
Direct benefit payments	(465)		(464)
Foreign exchange impact	(5,073)		(115)
Amendments/curtailments/settlements/other	146		6
Benefit obligation, balance at end of period	49,834		48,620		49,319
Change in plan assets
Fair value of plan assets, balance at beginning of period	39,464		38,058
Actual return on plan assets	5,579		2,515
Employer contributions	465		449
Acquisitions/divestitures, net	(59)		35
Plan participants' contributions	37		42
Benefits paid from trust	(1,985)		(1,920)
Foreign exchange impact	(4,049)		121
Amendments/curtailments/settlements/other	93	[2]	164	[2]
Fair value of plan assets, balance at end of period	39,543		39,464		38,058
Funded status	(10,291)		(9,157)
Accumulated benefit obligation	47,516	[1]	47,806	[1]
Non-U.S. Defined Benefit Pension Plans | Brazil
Change in plan assets
Return of Brazil plan assets during 2014 resulting from 2011 and 2013 government rulings	122
Period for return of plan assets to entity	3 years
U.S. Nonpension Postretirement Benefit Plans
Changes in benefit obligation
Benefit obligation, balance at beginning of period	4,633		5,282
Service cost	26		35		36
Interest cost	187		164		200
Plan participants' contributions	61		191
Acquisitions/divestitures, net	0		(2)
Actuarial losses/(gains)	548		(481)
Benefits paid from trust	(388)		(557)
Direct benefit payments	(37)		(43)
Medicare/Government subsidies	23		30
Amendments/curtailments/settlements/other	0		15
Benefit obligation, balance at end of period	5,053		4,633		5,282
Change in plan assets
Fair value of plan assets, balance at beginning of period	177		433
Actual return on plan assets	0		0
Employer contributions	166		110
Acquisitions/divestitures, net	0
Plan participants' contributions	61		191
Benefits paid from trust	(388)		(557)
Fair value of plan assets, balance at end of period	16		177		433
Funded status	(5,037)		(4,456)
Non-U.S. Nonpension Postretirement Plans
Changes in benefit obligation
Benefit obligation, balance at beginning of period	832		1,019
Service cost	7		10		14
Interest cost	63		60		64
Acquisitions/divestitures, net	0		0
Actuarial losses/(gains)	38		(89)
Benefits paid from trust	(5)		(6)
Direct benefit payments	(26)		(28)
Foreign exchange impact	(91)		(89)
Amendments/curtailments/settlements/other	(1)		(44)
Benefit obligation, balance at end of period	817		832		1,019
Change in plan assets
Fair value of plan assets, balance at beginning of period	92		119
Actual return on plan assets	9		5
Employer contributions	0		0
Acquisitions/divestitures, net	0		0
Benefits paid from trust	(5)		(6)
Foreign exchange impact	(11)		(14)
Amendments/curtailments/settlements/other	0		(12)
Fair value of plan assets, balance at end of period	84		92		119
Funded status	$ (733)		$ (740)

[1]	Represents the benefit obligation assuming no future participant compensation increases.
[2]

*Includes the reinstatement of certain plan assets in Brazil due to government rulings in 2011 and 2013 allowing certain previously restricted plan assets to be returned to IBM. The assets will be returned to IBM monthly over a three-year period, starting June 2011 and September 2013 respectively, with approximately $122 million returned during 2014. The remaining surplus in Brazil at December 31, 2014 remains excluded from total plan assets due to continued restrictions imposed by the government on the use of those plan assets.